Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Value of one ordinary share	$ 5.03	$ 11.9	$ 7.86
Expected volatility	67.95%	65.36%	66.12%
Risk-free interest rate	$ 0.39	$ 0.64	$ 0.45
Maximum [Member]
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Value of one ordinary share	$ 9.22	$ 20.37	$ 10.5
Expected volatility	72.27%	66.49%	66.41%
Risk-free interest rate	$ 3.03	$ 1.37	$ 0.52